Supplemental Cash Flow Disclosures (Table)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Disclosures
Supplemental cash flow disclosures
Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Interest paid	$80,530	$54,955	$42,904
Income taxes paid, net of refunds received	59,159	33,276	157,778

Year Ended December 31,	2015	2014	2013
(Dollars in thousands)
Common Shares withheld	228,011	163,355	606,582

Aggregate value of Common Shares withheld	$8,448	$6,868	$25,179

Cash receipts upon exercise of stock options	6,881	5,166	10,468
Cash disbursements for payment of taxes	(4,714)	(4,336)	(4,684)
Net cash receipts from exercise of stock
options and vesting of other stock awards	$2,167	$830	$5,784